Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income Tax Rate
[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2019	2018
Canadian statutory income tax rate	26.5%	26.5%
Impairment of investments [note 4]	8.2	0.6
Tax on repatriation of foreign earnings	1.9	2.7
Net effect of losses not benefited	0.8	0.4
Foreign rate differentials	(3.3)	(2.9)
Non-taxable capital gains [i]	(2.5)	(0.4)
Research and development tax credits	(2.4)	(1.7)
Earnings of equity accounted investees	(1.3)	(1.6)
Reserve for uncertain tax positions	(0.5)	(1.5)
Manufacturing and processing profits deduction	(0.4)	(0.3)
Valuation allowance on deferred tax assets [ii]	—	(1.8)
US tax reform [iii]	—	0.4
Others	(0.4)	0.6

Effective income tax rate	26.6%	21.0%

[i]	During the year ended December 31, 2019, the Company had non-taxable capital gains mainly related to the sale of the FP&C business [note 3] .
[ii]
GAAP requires that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a
“more-likely-than-not”
standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax
income and tax planning strategies that could be implemented to realize the deferred tax assets.

During the year ended December 31, 2018, the Company released certain of its valuation allowance against deferred tax assets on its Canadian capital losses as a result of the anticipated capital gain from the sale of the FP&C business
[note 3]
. Additionally, the Company released the valuation allowance set up against deferred tax assets in India. The net effect of these valuation allowance releases was $52 million.

[iii]
On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act [the “US Tax Reform”]. At December 31, 2017, in accordance with guidance provided by Securities and Exchange Commission Staff Accounting Bulletin No. 118 [”SAB 118”], the Company made a reasonable estimate of its effects and recognized a provisional $23 million net reduction in income tax expense. In the fourth quarter of 2018, the Company completed its analysis of the tax impact and recorded a net increase of $11 million in income tax expense.

Details of Income before Income Taxes by Jurisdiction
[b]	The details of income before income taxes by jurisdiction are as follows:

	2019	2018
Canadian	$583	$631
Foreign	1,640	2,320

	$2,223	$2,951

Details of Income Tax Provision
[c]	The details of the income tax provision are as follows:

	2019	2018
Current
Canadian	$117	$125
Foreign	467	466

	584	591

Deferred
Canadian	3	24
Foreign	4	4

	7	28

	$591	$619

Summary of Deferred Income Taxes Provided on Temporary Differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2019	2018
Tax depreciation in excess of book depreciation	$7	$32
Book amortization (in excess of) less than tax amortization	43	(1)
Liabilities currently not deductible for tax	(43)	—
Net tax losses benefited	29	(9)
Change in valuation allowance on deferred tax assets	1	(52)
Tax on undistributed foreign earnings	1	34
US tax reform	—	16
Others	(31)	8

	$7	$28

Summary of Deferred Tax Assets and Liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2019	2018
Assets
Tax benefit of loss carryforwards	$622	$660
Operating lease liabilities	452	—
Liabilities currently not deductible for tax	234	150
Tax credit carryforwards	70	57
Unrealized loss on foreign exchange hedges and retirement liabilities	69	106
Others	41	12
	1,488	985
Valuation allowance against tax benefit of loss carryforwards	(515)	(506)
Other valuation allowance	(170)	(152)
	$803	$327
Liabilities
Operating lease right-of-use assets	447	—
Tax depreciation in excess of book depreciation	242	220
Tax on undistributed foreign earnings	137	141
Other assets book value in excess of tax values	66	50
Unrealized gain on foreign exchange hedges and retirement liabilities	18	8
Unrealized gain on remeasurement of investments	4	9
	914	428
Net deferred tax liabilities	$(111)	$(101)

Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet
The net deferred tax liabilities are presented on the consolidated balance sheet in the following categories:

	2019	2018
Long-term deferred tax assets	$308	$300
Long-term deferred tax liabilities	(419)	(401)

	$(111)	$(101)

Summary of Changes in Gross Unrecognized Tax Benefits
[i]
As at December 31, 2019 and 2018, the Company’s gross unrecognized tax benefits were $192 million

and $198 million, respectively [excluding interest and penalties], of which $174 million
and $183 million, respectively, if recognized, would affect the Company’s effective tax rate. The gross unrecognized tax benefits differ from the amount that would affect the Company’s effective tax rate due primarily to the impact of the valuation allowance on deferred tax assets. A summary of the changes in gross unrecognized tax benefits is as follows:

	2019	2018
Balance, beginning of year	$198	$243
Increase based on tax positions related to current year	21	20
Decrease based on tax positions of prior years	(2)	(3)
Increase related to acquisitions	3	8
Settlements	(4)	(13)
Statute expirations	(21)	(50)
Foreign currency translation	(3)	(7)

	$192	$198